Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The Company is subject to income taxes by entity on income arising in or derived from the tax jurisdiction in which each entity is domiciled. The Company’s PRC subsidiaries file their income tax returns online with PRC tax authorities. The Company conducts all of its businesses through its subsidiaries and affiliated entities, principally in the PRC.

The Company’s U.S. parent company is subject to U.S. income tax rate of 21% and files U.S. federal income tax return.  As of March 31, 2021, the U.S. entity had net operating loss (“NOL”) carry forwards for income tax purposes of $769,364. The NOL arising in tax years beginning after 2017 may reduce 80% of a taxpayer’s taxable income, and be carried forward indefinitely. However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020. Management believes the realization of benefits from these losses remains uncertain due to the parent Company’s limited operating history and continuing losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.

The Company’s offshore subsidiary, Shuhai Skill (HK), a HK holding company is subject to 16.5% corporate income tax in HK. Shuhai Beijing received a tax holiday with a 15% corporate income tax rate since it qualified as a high-tech company. Tianjin Information, Xunrui, Guozhong Times, Guozhong Haoze, Guohao Century, Jingwei, Shuhai Nanjing, Zhangxun are subject to the regular 25% PRC income tax rate.

As of March 31, 2021, the Company has approximately $7.53 million of NOL from its HK holding company, PRC subsidiaries and VIEs that expire in calendar years 2020 through 2024. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends upon the Company’s future generation of taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance as of March 31, 2021 and June 30, 2020.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the nine months ended March 31, 2021 and 2020:

	2021	2020
US federal statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	(3.3)%	(3.1)%
Permanent difference	%	-%
Effect of PRC tax holiday	3.4%	0.8%
Valuation allowance	20.9%	23.3%
Effective tax rate	-%	-%

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the three months ended March 31, 2021 and 2020:

	2021	2020
US federal statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	(3.4)%	(3.6)%
Permanent difference	%	-%
Effect of PRC tax holiday	3.5%	5.2%
Valuation allowance	20.9%	19.4%
Effective tax rate	-%	-%

The Company’s net deferred tax assets as of March 31, 2021 and June 30, 2020 is as follows:

	March 31, 2021	June 30, 2020
Deferred tax asset
Net operating loss	$1,507,555	$1,048,593
R&D expense	123,750	115,500
Accrued expense of officers’ salary	26,365	13,984
Depreciation and amortization	8,219	8,219
Inventory impairment	10,966	10,966
ROU	12,667	-
Total	1,689,522	1,197,262
Less: valuation allowance	(1,689,522)	(1,197,262)
Net deferred tax asset	$-	$-

NOTE 10 – INCOME TAXES

The Company is subject to income taxes by entity on income arising in or derived from the tax jurisdiction in which each entity is domiciled. The Company’s PRC subsidiaries file their income tax returns online with PRC tax authorities. The Company conducts all of its businesses through its subsidiaries and affiliated entities, principally in the PRC.

The Company’s US parent company was incorporated in the US and is subject to U.S. income tax rate of 21% and files U.S. federal income tax return.  As of June 30, 2020, the US entity had net operating loss (“NOL”) carry forwards for income tax purpose of $353,664. The NOL arising in tax years beginning after 2017 may reduce 80% of a taxpayer’s taxable income, and be carried forward indefinitely. Management believes the realization of benefits from these losses remains uncertain due to the parent Company’s limited operating history and continuing losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.

The Company’s offshore subsidiary, Shuhai Skill (HK), a HK holding company is subject to 16.5% corporate income tax in HK. Shuhai Beijing received a tax holiday with a 15% corporate income tax rate since it qualified as a high-tech company. Tianjin Information, Xunrui, and Guozhong Times are subject to the regular 25% PRC income tax rate.

As of June 30, 2020, the Company has approximately $5.68 million of NOL related to its HK holding company, PRC subsidiaries and VIEs that expire in calendar years 2020 through 2024. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the Company’s future generation of taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance as of June 30, 2020 and 2019.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended June 30, 2020 and 2019:

	Years Ended June 30,
	2020	2019
US federal statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	(0.2)%	7.0%
Permanent difference	(0.3)%	-%
Effect of PRC tax holiday	(1.4)%	-%
Valuation allowance	23.2%	14.0%
Under accrual of prior year income tax of parent company	(0.3)%	-%
Effective tax rate	-%	-%

The provision for income tax expense (benefit) for the years ended June 30, 2020 and 2019 consisted of the following:

	2020	2019
Income tax expense – current	$5,158	$-
Income tax expense – deferred	2,610	(213,777)
Increase (decrease) in valuation allowance	(2,610)	213,777
Total income tax expense	$5,158	$-

The Company’s net deferred tax asset as of June 30, 2020 and 2019 is as follows:

	June 30, 2020	June 30, 2019
Deferred tax asset
Net operating loss	$1,048,593	$1,199,872
R&D expense	115,500	-
Accrued expense of officers’ salary	13,984	-
Depreciation and amortization	8,219	-
Inventory impairment	10,966	-
Total	1,197,262	1,199,872
Less: valuation allowance	(1,197,262)	(1,199,872)
Net deferred tax asset	$-	$-